Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
	(in thousands)
Year ended December 31, 2012:
Allowance for doubtful accounts	$20,830	$8,911	$(6,158)	$23,583

Year ended December 31, 2013:
Allowance for doubtful accounts	$23,583	$29,599	$(17,894)	$35,288

Year ended December 31, 2014:
Allowance for doubtful accounts	$35,288	$2,306	$(2,420)	$35,174